SCHEDULE OF ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases
ROU assets – related party	$ 2,419,338	$ 3,479,895
ROU assets	590,608	140,628
Total ROU assets	3,009,946	3,620,523
Current portion of lease liabilities – related party	2,742,140	1,427,618
Current portion of lease liabilities	232,236	288,108
Long term lease liabilities – related party, net of current portion		1,987,752
Long term lease liabilities, net of current portion	116,262	43,020
Total lease liabilities	$ 3,090,638	$ 3,746,498